DEFERRED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2013
DEFERRED COMPENSATION PLAN
DEFERRED COMPENSATION PLAN

NOTE 13—DEFERRED COMPENSATION PLAN

        Prior to the recapitalization in 2004, as an incentive to retain key members of management and directors, the Corporation established a deferred compensation plan, with benefits based on the number of years the individuals have served the Corporation. This plan was discontinued and no longer applies to current officers and directors. A liability was recorded on a present value basis and discounted using the rates in effect at the time the deferred compensation agreement was entered into. The liability may change depending upon changes in long-term interest rates. The liability at December 31, 2013 and 2012, for vested benefits under this plan, was $.447 million and $.545 million, respectively. These benefits were originally contracted to be paid over a ten to fifteen-year period. The final payment is scheduled to occur in 2023. The deferred compensation plan is unfunded; however, the Bank maintains life insurance policies on the majority of the plan participants. The cash surrender value of the policies was $1.506 million and $1.545 million at December 31, 2013 and 2012, respectively. Deferred compensation expense for the plan was $25,000, $30,000, and $35,000 for 2013, 2012, and 2011, respectively.